UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               05/13/05
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 98
                                        -------------------

Form 13F Information Table Value Total: $ 170,540
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

          ITEM 1:                 ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
----------------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
      NAME OF ISSUER          TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                               NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                            VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                                  (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                              SHARED
                                                                                  SOLE  SHARED OTHER
----------------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
3M                             Common Stock   88579Y101   2823000       32950     SOLE                            X
ABBOTT LABORATORIES            Common Stock   002824100   3929000       84284     SOLE                            X
AGILENT TECHNOLOGIES           Common Stock   00846U101    503000       22675     SOLE                            X
AIR PRODUCTS & CHEMICALS       Common Stock   009158106    588000        9300     SOLE                            X
AMARIN                         Common Stock   023111107     21000       10000     SOLE                            X
AMBAC FINANCIAL GROUP          Common Stock   023139108   1831000       24500     SOLE                            X
AMERICAN EXPRESS CO.           Common Stock   025816109   1511000       29420     SOLE                            X
AMERICAN INTL. GROUP           Common Stock   026874107   3437000       62035     SOLE                            X
AMGEN INC.                     Common Stock   031162100   4215000       72413     SOLE                            X
APPLE COMPUTER                 Common Stock   037833100    616000       14800     SOLE                            X
ARVIN MERITOR                  Common Stock   043353101    324000       21000     SOLE                            X
AVON PRODUCTS                  Common Stock   054303102   2194000       51100     SOLE                            X
BB&T CORPORATION               Common Stock   054937107   1555000       39800     SOLE                            X
BP plc (ADR)                   Common Stock   055622104   2501000       40082     SOLE                            X
BAKER HUGHES, INC.             Common Stock   057224107    889000       20000     SOLE                            X
BAXTER INTERNATIONAL           Common Stock   071813109   1841000       54200     SOLE                            X
BOEING CORPORATION             Common Stock   097023105   1403000       24000     SOLE                            X
BRISTOL-MYERS SQUIBB           Common Stock   110122108    865000       34000     SOLE                            X
CAPITAL ONE FINANCIAL          Common Stock   14040H105   2833000       37900     SOLE                            X
CHEVRON TEXACO                 Common Stock   166764100    746000       12800     SOLE                            X
CHUBB INSURANCE                Common Stock   171232101   1506000       19000     SOLE                            X
CIENA CORPORATION              Common Stock   171779101     18000       10500     SOLE                            X
CISCO SYSTEMS                  Common Stock   17275R102   1969000      110100     SOLE                            X
CITIGROUP                      Common Stock   172967101   3878000       86307     SOLE                            X
COCA COLA                      Common Stock   191216100   2491000       59788     SOLE                            X
COMPUTER SCIENCES              Common Stock   205363104    220000        4800     SOLE                            X
CONOCO PHILLIPS                Common Stock   20825c104    582000        5398     SOLE                            X
CORNING INC.                   Common Stock   219350105    442000       39800     SOLE                            X
DISNEY (WALT) CO.              Common Stock   254687106   1991000       69325     SOLE                            X
DONALDSON CORP                 Common Stock   257651109   1710000       53000     SOLE                            X
DOVER CORP                     Common Stock   260003108   1515000       40100     SOLE                            X
DUPONT DE NEMOURS              Common Stock   263534109   1758000       34326     SOLE                            X
EMC CORP                       Common Stock   268648102    411000       33410     SOLE                            X
EASTMAN CHEMICAL COMPANY       Common Stock   277432100    708000       12000     SOLE                            X
EMERSON CO.                    Common Stock   291011104   2353000       36250     SOLE                            X
ENDURANCE SPECIALTY HOLDINGS   Common Stock   G30397106   1040000       27500     SOLE                            X
EXXON MOBIL                    Common Stock   30231G102   9811000      164625     SOLE                            X
FIRST HORIZON NATIONAL         Common Stock   320517105    936000       22950     SOLE                            X
FLOWSERVE CORP.                Common Stock   34354P105    677000       26200     SOLE                            X
FLUOR CORP                     Common Stock   343412102    277000        5000     SOLE                            X
GANNETT CO., INC.              Common Stock   364730101    253000        3200     SOLE                            X
GENERAL ELECTRIC               Common Stock   369604103   7576000      210100     SOLE                            X
GILLETTE COMPANY               Common Stock   375766102   2922000       57900     SOLE                            X
GOLDMAN SACHS                  Common Stock   38141G104    219000        2000     SOLE                            X
HOME DEPOT                     Common Stock   437076102   2987000       78136     SOLE                            X
HONEYWELL INTL                 Common Stock   438516106   2694000       72410     SOLE                            X
IBM CORPORATION                Common Stock   459200101   2267000       24811     SOLE                            X
INTERACTIVE CORP               Common Stock   45840Q101    300000       13500     SOLE                            X
INCO LTD                       Common Stock   453258402    819000       20600     SOLE                            X
INTEL CORP.                    Common Stock   458140100   2368000      101975     SOLE                            X
JP MORGAN CHASE & CO.          Common Stock   46625H100   2947000       85178     SOLE                            X
JOHNSON & JOHNSON              Common Stock   478160104   8727000      129950     SOLE                            X
JOHNSON CONTROLS, INC.         Common Stock   478366107    381000        6850     SOLE                            X
KERR-MCGEE CORP                Common Stock   492386107   1253000       16000     SOLE                            X
L-3 COMMUNICATIONS             Common Stock   502424104   1397000       19680     SOLE                            X
LILLY (ELI) & CO.              Common Stock   532457108   1432000       27500     SOLE                            X
LOCKHEED MARTIN CORP           Common Stock   539830109   1422000       23300     SOLE                            X
LUCENT TECHNOLOGIES            Common Stock   549463107    109000       39920     SOLE                            X
LYONDELL CHEMICAL COMPANY      Common Stock   552078107   1063000       38100     SOLE                            X
MBNA CORP.                     Common Stock   55262L100   1919000       78203     SOLE                            X
MARTIN MARIETTA MATERIALS      Common Stock   573284106    307000        5500     SOLE                            X
MCCORMICK & CO                 Common Stock   579780206   1258000       36550     SOLE                            X
MEDTRONIC                      Common Stock   585055106    871000       17100     SOLE                            X
MELLON FINANCIAL               Common Stock   58551A108    693000       24300     SOLE                            X
MERRILL LYNCH                  Common Stock   590188108   3364000       59450     SOLE                            X
MICROSOFT CORPORATION          Common Stock   594918104   2364000       97840     SOLE                            X
MORGAN STANLEY                 Common Stock   617446448   2290000       40000     SOLE                            X
MOTOROLA, INC.                 Common Stock   620076109    520000       34800     SOLE                            X
NETWORK APPLIANCE              Common Stock   64120J104    478000       17300     SOLE                            X
NOKIA CORP                     Common Stock   654902204    212000       13800     SOLE                            X
NORTEL NETWORKS                Common Stock   656568102     62000       23041     SOLE                            X
ORACLE CORPORATION             Common Stock   68389X105   2982000      239000     SOLE                            X
PATTERSON DENTAL COMPANY       Common Stock   703412106    899000       18000     SOLE                            X
PAYCHEX INC                    Common Stock   704326107   1593000       48550     SOLE                            X
PEPSICO                        Common Stock   713448108   1763000       33255     SOLE                            X
PFIZER                         Common Stock   717081103   3532000      134450     SOLE                            X
PROCTER & GAMBLE               Common Stock   742718109   4707000       88820     SOLE                            X
QUALCOMM                       Common Stock   747525103   2245000       61300     SOLE                            X
REUTERS GROUP PLC              Common Stock   76132M102    922000       20000     SOLE                            X
ROYAL DUTCH PETROLEUM          Common Stock   780257804    210000        3500     SOLE                            X
RYAN'S FAMILY STEAKHOUSE       Common Stock   783519101    228000       15750     SOLE                            X
SCHLUMBERGER LIMITED           Common Stock    80685710    986000       14000     SOLE                            X
SMUCKER JM COMPANY             Common Stock   832696405    754000       15000     SOLE                            X
STRYKER CORPORATION            Common Stock   863667101   1525000       34205     SOLE                            X
SYMANTEC                       Common Stock   871503108   1423000       66730     SOLE                            X
TETRA TECH INC.                Common Stock   88162G103    498000       39500     SOLE                            X
THOMAS & BETTS CORP.           Common Stock   884315102    387000       12000     SOLE                            X
TIME WARNER                    Common Stock   887317105    775000       44200     SOLE                            X
TOOTSIE ROLL INDUSTRIES        Common Stock   890516107   1160000       38690     SOLE                            X
TYCO INTERNATIONAL, LTD.       Common Stock   902124106    219000        6500     SOLE                            X
UNITED PARCEL SERVICE          Common Stock   911312106   9230000      126900     SOLE                            X
UNITED TECHNOLOGIES            Common Stock   913017109    304000        3000     SOLE                            X
WM WRIGLEY JR. CO.             Common Stock   982526105   2350000       35850     SOLE                            X
WACHOVIA CORP                  Common Stock   929771103    817000       16053     SOLE                            X
WATERS CORP                    Common Stock   941848103   4795000      134000     SOLE                            X
WOLVERINE WORLD WIDE           Common Stock   978097103   1195000       55800     SOLE                            X
WYETH                          Common Stock   983024100    253000        6000     SOLE                            X
ZIMMER HOLDINGS                Common Stock   98956P102    396000        5090     SOLE                            X